Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8. Property and Equipment, Net

The Company accounts for property and equipment at historical cost less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to property and equipment.

Property and equipment, net, consist of the following:

		March 31,	December 31,
(in thousands)	Useful lives	2022	2021
Computers and software	60 months	$1,144	$961
Office furniture	80 months	378	343
Leasehold improvements	Shorter of lease term or estimated useful life	4,168	3,387
Medical equipment	60 months	885	805
Construction in progress		423	518
Finance lease ROU assets	Shorter of lease term or estimated useful life	205	162
Less: accumulated depreciation		(2,294)	(1,984)
Total property and equipment, net		$4,909	$4,192

Depreciation expense for the three months ended March 31, 2022 and 2021 was $314 and $165, respectively.

Note 8. Property and Equipment, Net

The Company accounts for property and equipment at historical cost less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to property and equipment.

Property and equipment, net, consist of the following:

(in thousands)	Useful lives	December 31, 2021	December 31, 2020
Computers and software	60 months	$961	$423
Office furniture	80 months	343	271
Leasehold improvements	Shorter of lease term or estimated useful life	3,387	1,685
Medical equipment	60 months	805	515
Construction in progress		518	205
Equipment capital lease assets	Shorter of lease term or estimated useful life	162	163
Less: accumulated depreciation		(1,984)	(1,158)
Total property and equipment, net		$4,192	$2,104

Depreciation expense for the years ended December 31, 2021 and 2020 was $826 and $691, respectively.